Inventories	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Inventories
32	Inventories

	2017	2016
	RMB million	RMB million
Consumable spare parts and maintenance materials	1,638	1,534
Other supplies	210	198

	1,848	1,732
Less: impairment	(226)	(144)

	1,622	1,588

Impairment of inventory is shown as below:

	2017	2016
	RMB million	RMB million
At January 1	144	110
Provision for impairment of inventories	110	44
Provision written off in relation to disposal of inventories	(28)	(10)

At December 31	226	144